Offerings - Offering: 1	Feb. 19, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 57,924,416.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,999.36